TAXATION - Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Composition of Income Tax Expense
PRC entities	¥ 1,448,879		¥ 1,711,678	¥ 1,617,091
Non-PRC entities	(189,034)		(949,586)	(130,216)
Total	¥ 1,259,845	$ 193,079	¥ 762,092	¥ 1,486,875